CONSOLIDATION AND VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
Below is a summary of assets and liabilities from the Company’s involvement with consolidated VIEs (i.e., Risk Retention Entities) (in thousands):

	Assets	Liabilities	Net Assets
As of December 31, 2024	$142,584	$—	$142,584
As of December 31, 2023	$132,660	$—	$132,660
Below is a summary of the Company’s direct interest in (i.e., not held through Risk Retention Entities) variable interests in nonconsolidated VIEs (in thousands):

	Carrying Amount	Maximum Exposure to Loss	VIE Assets
As of December 31, 2024	$628,038	$628,038	$10,708,146
As of December 31, 2023	$591,030	$591,030	$8,363,402